Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Provision for staff costs and borrowings no longer required	$ 14,011	$ 49,921	$ 360,878
Provision for liabilities no longer required		$ 1,585,730
Recognized fair value			$ 22,766